Stock Incentive Plans (Details) - Schedule of stock options outstanding and exercisable - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Options Outstanding and Exercisable [Abstract]
Number of Shares, Outstanding, Beginning Balance	30,361,405	28,772,180
Weighted Average Exercise Price, Beginning Balance	$ 3.45	$ 2.38
Aggregate Intrinsic Value , Beginning Balance
Number of Shares, Granted	391,619	6,303,953
Weighted Average Exercise Price, Granted	$ 6.17	$ 7.22
Number of Shares, Exercised	(3,595,706)	(2,590,780)
Weighted Average Exercise Price, Exercised	$ 1.16	$ 0.96
Aggregate Intrinsic Value, Exercised	$ 22,534
Number of Shares, Forfeited or cancelled	(1,736,893)	(2,123,948)
Weighted Average Exercise Price, Forfeited or cancelled	$ 4.63	$ 3.13
Number of Shares, Outstanding, Ending Balance	25,420,425	30,361,405
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 3.74	$ 3.45
Weighted Average Remaining Contractual Term (Years), Outstanding, Ending Balance	6 years 3 months 25 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	$ 1,448
Number of Shares, Exercisable Balance	18,952,826
Weighted Average Exercise Price, Exercisable Balance	$ 3.04
Weighted Average Remaining Contractual Term (Years), Exercisable Balance	5 years 7 months 24 days
Aggregate Intrinsic Value, Exercisable Balance	$ 1,448